Related party transactions	12 Months Ended
Mar. 31, 2018
Related party transactions
Related party transactions

20Related party transactions

For the years presented, the principal related party transactions and amounts due to related parties are summarized as follows:

		Year ended March 31,
	Note	2016	2017	2018	2018
		RMB	RMB	RMB	US$

Rental of properties	(i)	1,440	—	—	—
Purchase of raw materials	(ii)	37,556	36,405	18,759	2,991
Purchase of raw materials and machineries	(iii)	—	—	19,419	3,096
Consultancy expenses	(iv)	4,078	4,337	4,481	714
Interest expenses	14	78,014	113,993	2,567	409
License fee	(v)	317	—	—	—
Consultancy income	(vi)	—	16,786	—	—
Data access income	(vii)	—	26,316	—	—

		March 31,
	Note	2017	2018	2018
		RMB	RMB	US$

Current liability:
Amount due to a related party	(ii)	4,679	—	—

Notes:

(i)

During the year ended March 31, 2016, Beijing Jingjing Medical Equipment Co., Ltd. (“Beijing Jingjing”), a subsidiary of GMHL, leased a property to the Group under an operating lease. The monthly rental was RMB120 and does not include contingent rentals. The lease was terminated on April 1, 2016 and therefore, no rental expense was incurred during the years ended March 31, 2017 and 2018.

(ii)

During the years ended March 31, 2016 and 2017 and the period from April 1, 2017 to January 31, 2018, the Group purchased raw materials from China Bright Group Co. Limited (“China Bright”), a subsidiary of GMHL, of RMB37,556, RMB36,405 and RMB18,759 (US$2,991), respectively. Since February 1, 2018, China Bright was no longer a related party of the Group.

(iii)

During the period from April 1, 2017 to January 31, 2018, the Group purchased raw materials and machineries from Beijing Jingjing of RMB19,419 (US$3,096). Since February 1, 2018, Beijing Jingjing was no longer a related party of the Group.

(iv)

During the years ended March 31, 2016 and 2017 and the period from April 1, 2017 to January 31, 2018, consultancy services were provided by Golden Meditech (S) Pte Ltd. (“GM(S)”), a subsidiary of GMHL, to the Group for an amount of RMB4,078, RMB4,337 and RMB4,481 (US$714), respectively. Since February 1, 2018, GM(S) was no longer a related party of the Group.

(v)

During the period from April 1, 2015 to October 30, 2015 and the period from February 1, 2018 to March 31, 2018, CGL charged the Group a license fee for an amount of RMB317 and nil, respectively. During the period from October 31, 2015 to January 31, 2018, CGL was not a related party of the Group. CGL became a related party of the Group after February 1, 2018.

(vi)

During the year ended March 31, 2017, the Company performed a consultation service related to the usage of cord blood processing devices and consumables and recorded RMB16,786 as a reduction of direct costs. GMHL is an exclusive distributor of such devices and consumables in the PRC and the Company is a major customer of GMHL. Since the consideration of the consultation service cannot be sufficiently separated from the Company’s purchases of such devices and consumables and the fair value of the benefit provided for cannot be reasonably estimated either, the consideration received from GMHL was recorded as a reduction of direct costs as associated cord blood processing devices and consumables which the Company purchased from GMHL were consumed and included in direct costs in prior years.

(vii)

During the year ended March 31, 2017, the Company entered into a collaboration agreement with GMHL. Utilizing the Company’s existing donated cord blood samples resources, the Company provided GMHL with exclusive access to certain data derived from a small portion of donated cord blood samples and has no further obligation to GMHL, in return for a fee of RMB26,316.